Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 01, 2012	Dec. 31, 2012 Y CompensationPlan	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Finance lease receivable, original principal balance	$ 14,000
Finance lease, annual interest rate	10.00%
Interest expenses capitalized to property, plant and equipment			13
Lease of land, maximum term		50
Land use rights		16,532	11,981
Impairment Loss on Goodwill			2,951
Impairment of long-lived assets		0	0	0
Value Added Tax Rate		17.00%
Revenue net of value-added tax		411	378	73
Advertising Expense		348
Number of stock-based employee compensation plans		2
Non-financial assets at fair value		0	0
Non-financial liabilities at fair value		0	0
Land Use Rights for which Certificate of use hase not been issued
Significant Accounting Policies [Line Items]
Land use rights		4,833
Cost of Sales
Significant Accounting Policies [Line Items]
Shipping and handling costs		278	499	258
Selling Expense
Significant Accounting Policies [Line Items]
Shipping and handling costs		$ 446	$ 530	$ 318
Minimum
Significant Accounting Policies [Line Items]
Required percentage of ownership for consolidation		50.00%